T. ROWE PRICE Spectrum Diversified Equity Fund
September 30, 2021 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
12/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
9/30/21
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.1%
T. Rowe Price Funds:
Equity Income Fund  475,531 23,784 35,078 14,758,287 534,102
Value Fund  472,366 868 29,153 10,758,518 528,674
Dividend Growth Fund  454,325 7,868 14,213 7,447,629 502,864
U.S. Large-Cap Core Fund * 454,644 26,852 24,531 14,062,377 494,855
Blue Chip Growth Fund (2) 423,212 6,369 13,141 2,479,335 465,743
Growth Stock Fund (2) 431,328 909 15,742 4,171,038 465,530
International Value Equity Fund  218,255 2,490 7,722 14,974,111 238,238
International Stock Fund  214,736 407 6,232 9,693,430 211,414
Small-Cap Value Fund  157,220 210 15,823 2,611,859 166,480
Mid-Cap Value Fund  148,866 1,081 10,200 4,719,487 163,341
Mid-Cap Growth Fund  150,632 369 5,565 1,280,767 160,339
New Horizons Fund (2) 137,840 1,356 7,444 1,595,877 150,858
Real Assets Fund  88,194 19,815 4,876 8,236,624 116,878
International Discovery Fund  87,825 244 3,508 921,865 90,518
Emerging Markets Stock Fund  75,864 17,956 574 1,687,774 87,089
Total Equity Mutual Funds (Cost $2,016,034) 4,376,923
Total Investments in Securities 100.1%
(Cost $2,016,034) $ 4,376,923
Other Assets Less Liabilities (0.1)% (2,853)
Net Assets 100.0% $ 4,374,070
* Includes previously reported affiliate, Growth and Income Fund, acquired through a corporate action.
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing

T. ROWE PRICE Spectrum Diversified Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Blue Chip Growth Fund  $ 7,820 $ 49,303 $ —
Dividend Growth Fund  2,266 54,884 4,884
Emerging Markets Stock Fund  (50) (6,157) —
Equity Income Fund  3,163 69,865 8,478
Growth Stock Fund  15,062 49,035 —
International Discovery Fund  1,126 5,957 —
International Stock Fund  5,396 2,503 —
International Value Equity Fund  1,005 25,215 —
Mid-Cap Growth Fund  570 14,903 —
Mid-Cap Value Fund  1,661 23,594 —
New Horizons Fund  466 19,106 —
Real Assets Fund  329 13,745 —
Small-Cap Value Fund  5,632 24,873 —
U.S. Large-Cap Core Fund * 28,357 37,890 731
Value Fund  7,315 84,593 —
Totals $ 80,118# $ 469,309 $ 14,093+
* Includes previously reported affiliate, Growth & Income Fund, acquired through a corporate action.
# Capital gain distributions from mutual funds represented $25,248 of the net realized gain (loss).
+ Investment income comprised $14,093 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Diversified Equity Fund
Unaudited
Notes to Portfolio of Investments
3
T. Rowe Price Spectrum Diversified Equity Fund (the fund), formerly the T. Rowe Price
Spectrum Growth Fund, is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Spectrum Diversified Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On September 30, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F89-054Q3 09/21